Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2021
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 08, 2021
Document Effective Date	Sep. 08, 2021
Prospectus Date	Sep. 02, 2021
Adaptive Hedged Multi-Asset Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CADTX
Adaptive Hedged Multi-Asset Income Fund | Class C Shares
Prospectus:
Trading Symbol	CADAX
Adaptive Hedged Multi-Asset Income Fund | Class A Shares
Prospectus:
Trading Symbol	CAADX
Adaptive Fundamental Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CAFGX
Adaptive Fundamental Growth Fund | Class C Shares
Prospectus:
Trading Symbol	CFGAX
Adaptive Fundamental Growth Fund | Class A Shares
Prospectus:
Trading Symbol	CFDAX
Adaptive Hedged High Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CHIIX
Adaptive Hedged High Income Fund | Class C Shares
Prospectus:
Trading Symbol	CAHIX
Adaptive Hedged High Income Fund | Class A Shares
Prospectus:
Trading Symbol	CHHAX
Adaptive Tactical Outlook Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CMSFX
Adaptive Tactical Outlook Fund | Class C Shares
Prospectus:
Trading Symbol	CMSYX
Adaptive Tactical Outlook Fund | Class A Shares
Prospectus:
Trading Symbol	CAVMX
Adaptive Tactical Rotation Fund | Class A Shares
Prospectus:
Trading Symbol	CAVTX
Adaptive Tactical Rotation Fund | Class C Shares
Prospectus:
Trading Symbol	CATOX
Adaptive Tactical Rotation Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CTROX